Investments in Equity-Accounted Investees - Results Relating to Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments And Joint Ventures [Abstract]
Company's share in income (loss)	$ 7	$ 7	$ (77)
Other results	51	(34)
Results relating to equity-accounted investees	$ 58	$ (27)	$ (77)